Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) £ in Thousands	12 Months Ended
	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2018 GBP (£) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 63,522	£ 81,594	£ 93,420
Beginning balance, Shares | shares	32,479,000	32,226,000
Exercise of share options	£ 15	£ 125	£ 207
Exercise of share options | shares	32,500	252,187	415,312
Issue of share capital, Shares | shares	18,663,000
Ending balance	£ 99,230	£ 63,522	£ 81,594
Ending balance, Shares | shares	51,175,000	32,479,000	32,226,000
Share Capital [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 1,299	£ 1,289	£ 1,272
Exercise of share options	1	10	17
Issue of share capital	747
Ending balance	2,047	1,299	1,289
Share Premium [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	79,541	79,426	79,236
Exercise of share options	14	115	190
Issue of share capital	61,335
Ending balance	£ 140,890	£ 79,541	£ 79,426